Fair value measurements - Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	¥ 19	¥ 11	¥ (27)		¥ 17
Payables and deposits [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	0	1		0
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(2)	(1)	(1)		(2)
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(36)	(39)	(190)		(106)
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(5)	(3)	(4)		(4)
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(24)	(32)	(221)		(95)
Trading assets and private equity investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	1	0	1	[1],[2]	0	[1],[2]
Private equity and debt investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	(1)	0	[1],[2]	0	[1],[2]
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	2	3	4	[2]	3	[2]
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	3	1	2	[2],[3]	2	[2],[3]
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	4	(7)	24	[1],[2]	1	[1],[2]
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	¥ 10	¥ (4)	¥ 31	[2]	¥ 6	[2]

[1]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[2]	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
[3]	Includes reverse repurchase and repurchase agreements.